Marketable Securities – InterCure Ltd	12 Months Ended
Dec. 31, 2023
Marketable Securities – InterCure Ltd [Abstract]
MARKETABLE SECURITIES – InterCure Ltd
NOTE 6:	MARKETABLE SECURITIES – InterCure Ltd

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The Company holds the following financial instruments:

	December 31,
	2023	2022
	U.S. dollars in thousands

Marketable securities - InterCure Ltd	605	1,627

The entire investment in marketable securities is classified as a financial asset at fair value through profit or loss. As of December 31, 2023 and 2022 the Company holds approximately 1.04% of InterCure Ltd’s shares (the shares are traded at the Tel-Aviv Stock Exchange - “TASE” and at the Nasdaq Capital Market - “Nasdaq”).

c.	Changes in marketable securities for the years ended December 31, 2023, 2022 and 2021, were as follows:

	December 31,
	2023	2022	2021
	U.S. dollars in thousands

Fair value opening balance	1,627	3,158	2,411
Changes in fair value during the year	(1,022)	(1,531)	747

Fair value closing balance	605	1,627	3,158